Consolidated statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Operating activities
Income from operations	$ 57,013	$ 62,638	$ 70,251
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	42,673	34,847	23,814
Deferred tax benefit (Note 15)	(4,140)	(3,395)	(902)
Income from derivative financial instruments (Note 10)	1,791	(1,314)	(261)
Loss on foreign exchange (gain)/loss	(2,767)	2,604	381
Provision for doubtful accounts (Note 2)	941	380	311
Gain from revaluation of contingent liability (Note 9)	(13,340)	(12,021)	(3,680)
Unwinding of discount for contingent liability	1,215	1,990	1,169
Share-based compensation (Note 18)	28,968	28,984	17,745
Impairment loss	8,241	5,287	0
Other	630	0	0
Changes in operating assets and liabilities:
Trade accounts receivable and unbilled revenue	(47,449)	145	(10,261)
Work-in-progress	(928)	(1,210)	(146)
Due to and from related parties	(634)	1,001	(1,084)
Accounts payable and accrued liabilities	2,634	8,879	4,942
Deferred revenue	282	(1,761)	(4,222)
Changes in other assets and liabilities	(123)	(5,027)	7,332
Net cash provided by operating activities	75,007	122,027	105,389
Investing activities
Purchases of property and equipment	(20,585)	(19,614)	(24,171)
Purchases of intangible assets	(4,593)	(4,182)	(5,069)
Proceeds from disposal of property and equipment	0	0	40
Acquisitions, net of cash acquired (Note 2 and 9)	(34,155)	(77,672)	(3,525)
Restricted cash	4,125	(5,000)	0
Net cash used in investing activities	(55,208)	(106,468)	(32,725)
Financing activities
Net repayment of short-term borrowings	(785)	(5,897)	(880)
Acquisition of business, deferred consideration (Note 2 and 9)	(19,258)	(4,577)	(6,126)
Repurchases of common stock	(5,547)	(3,611)	(1,774)
Repayment of capital lease obligations	(163)	(133)	(124)
Net cash used in financing activities	(25,753)	(14,218)	(8,904)
Effect of exchange rate changes on cash and cash equivalents	753	(328)	(808)
Net increase/(decrease) in cash and cash equivalents	(5,201)	1,013	62,952
Cash and cash equivalents at beginning of year	109,558	108,545	45,593
Cash and cash equivalents at end of period	104,357	109,558	108,545
Supplemental disclosure of cash flow information
Income tax paid	13,862	12,861	12,942
Interest paid	0	76	149
Government grants received in cash (Note 11)	$ 1,024	$ 3,817	$ 2,885